Other Payables - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 02, 2020	Dec. 31, 2022	Feb. 28, 2020
Trade and other current payables [abstract]
Payment received from parents majority shareholder		€ 2,500
Subscription price of a future rights issue			€ 15,000
Partial receipt of subscription price of a future rights issue	€ 2,500
Amount paid back to parent's majority shareholder		€ 2,500